Tax Payables Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of tax payables [abstract]
Tax payables	€ 974	€ 3,363	[1]	€ 2,313

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.